Note 27 - Financial Instruments and Risks - Interest Rate Hedging (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk, Brazilian Real [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	9.10%	9.20%
Pre-hedge, post-fixed interest rate, amount	R$ 237.6	R$ 402.3
Post-hedge, post-fixed interest rate	6.80%	7.60%
Post-hedge, post-fixed interest rate, amount	R$ 516.0	R$ 714.1
Pre-hedge, pre-set interest rate	6.70%	6.40%
Pre-hedge, pre-set interest rate, amount	R$ 536.0	R$ 682.5
Post-hedge, pre-set interest rate	5.80%	5.90%
Post-hedge, pre-set interest rate, amount	R$ 257.6	R$ 370.8
Interest rate risk, American Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	3.60%	2.70%
Pre-hedge, post-fixed interest rate, amount	R$ 630.0	R$ 555.3
Post-hedge, post-fixed interest rate	3.60%	2.70%
Post-hedge, post-fixed interest rate, amount	R$ 630.0	R$ 555.2
Pre-hedge, pre-set interest rate	4.40%	3.80%
Pre-hedge, pre-set interest rate, amount	R$ 42.4	R$ 22.9
Post-hedge, pre-set interest rate	4.40%	3.80%
Post-hedge, pre-set interest rate, amount	R$ 42.4	R$ 22.9
Interest rate risk, Canadian Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate	2.40%	2.00%
Pre-hedge, post-fixed interest rate, amount	R$ 753.2	R$ 685.9
Post-hedge, post-fixed interest rate	2.40%	2.00%
Post-hedge, post-fixed interest rate, amount	R$ 753.2	R$ 685.9
Interest rate risk [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate
Pre-hedge, post-fixed interest rate, amount	R$ 1,620.8	R$ 1,648.5
Post-hedge, post-fixed interest rate
Post-hedge, post-fixed interest rate, amount	R$ 1,899.2	R$ 1,960.2
Pre-hedge, pre-set interest rate, amount	801.9	R$ 906.3
Post-hedge, pre-set interest rate
Post-hedge, pre-set interest rate, amount	R$ 523.5	R$ 594.6
Interest rate risk, Barbadian Dollar [member]
Statement Line Items [Line Items]
Pre-hedge, post-fixed interest rate		2.30%
Pre-hedge, post-fixed interest rate, amount		R$ 5.0
Post-hedge, post-fixed interest rate		2.30%
Post-hedge, post-fixed interest rate, amount		R$ 5.0
Interest rate risk, Dominican Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	9.40%	9.30%
Pre-hedge, pre-set interest rate, amount	R$ 212.1	R$ 188.8
Post-hedge, pre-set interest rate	9.40%	9.30%
Post-hedge, pre-set interest rate, amount	R$ 212.1	R$ 188.8
Interest rate risk, working capital in Argentinean Peso [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate		31.00%
Pre-hedge, pre-set interest rate, amount		R$ 1.8
Post-hedge, pre-set interest rate		31.00%
Post-hedge, pre-set interest rate, amount		R$ 1.8
Interest rate risk, Guatemala´s Quetzal [member]
Statement Line Items [Line Items]
Pre-hedge, pre-set interest rate	7.80%	7.80%
Pre-hedge, pre-set interest rate, amount	R$ 11.4	R$ 10.3
Post-hedge, pre-set interest rate	7.80%	7.80%
Post-hedge, pre-set interest rate, amount	R$ 11.4	R$ 10.3